UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating and formation expenses									$ 2,749,348	$ 1,043,627
Income (Loss) from operations	$ 177,733			$ (630,844)			$ (178,462)	$ (2,241,314)	(2,749,348)	(1,043,627)
Other income (expense):
Income from cash held in the Trust Account	157,109			349,967			462,276	1,039,879	1,220,440	4,724,941
Interest income (expense) on an operating account								(68)	(68)	94
Gain on forfeiture of deferred underwriting fee payable										336,985
Change in fair value of derivative warrant liabilities	(1,305,500)			0			(1,678,500)	(1,119,000)	(746,000)	0
Total other income (expense), net	(948,391)			349,967			(866,224)	(79,189)	474,372	5,062,020
Net loss	$ (770,658)	$ (516,153)	$ 242,125	$ (280,877)	$ (1,317,884)	$ (721,742)	$ (1,044,686)	$ (2,320,503)	$ (2,274,976)	$ 4,018,393
Class A ordinary shares subject to possible redemption
Other income (expense):
Weighted average shares outstanding - basic (in shares)	1,610,373			2,846,071			1,610,373	2,846,071	2,565,844	9,753,411
Weighted average shares outstanding - diluted (in shares)	1,610,373			2,846,071			1,610,373	2,846,071	2,565,844	9,753,411
Net income (loss) per share - basic (in dollars per share)	$ (0.1)			$ (0.03)			$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Net income (loss) per share - diluted (in dollars per share)	$ (0.1)			$ (0.03)			$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Class A (non-redeemable) and Class B ordinary shares
Other income (expense):
Weighted average shares outstanding - basic (in shares)	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Weighted average shares outstanding - diluted (in shares)	5,750,000			5,750,000			5,750,000	5,750,000	5,750,000	5,750,000
Net income (loss) per share - basic (in dollars per share)	$ (0.1)			$ (0.03)			$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26
Net income (loss) per share - diluted (in dollars per share)	$ (0.1)			$ (0.03)			$ (0.14)	$ (0.27)	$ (0.27)	$ 0.26